Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 85,092	¥ 71,417
Fair value, available-for-sale securities		26,454,513	23,233,769
Amortized cost, held-to-maturity securities		2,998,706	2,050,107
Total		2,734,719
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		40,859	37,496
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		10,373	5,628
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		711	7,289
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,529	2,261
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities	[1]	21,083	11,307
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,488	866
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,374	451
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		6,734	4,538
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		942	1,581
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	26,502,994	23,279,549
Gross unrealized gains, available-for-sale securities		36,611	25,637
Gross unrealized losses, available-for-sale securities		85,092	71,417
Fair value, available-for-sale securities		26,454,513	23,233,769
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	19,927,552	16,483,722
Gross unrealized gains, available-for-sale securities		6,343	3,067
Gross unrealized losses, available-for-sale securities		40,859	37,496
Fair value, available-for-sale securities		19,893,035	16,449,293
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	576,292	560,093
Gross unrealized gains, available-for-sale securities		70	198
Gross unrealized losses, available-for-sale securities		10,373	5,628
Fair value, available-for-sale securities		565,989	554,663
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	157,570	382,990
Gross unrealized gains, available-for-sale securities		133	0
Gross unrealized losses, available-for-sale securities		711	7,289
Fair value, available-for-sale securities		156,992	375,701
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,492,781	1,309,473
Gross unrealized gains, available-for-sale securities		682	661
Gross unrealized losses, available-for-sale securities		1,529	2,261
Fair value, available-for-sale securities		1,491,934	1,307,873
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[4]	534,090	532,364
Gross unrealized gains, available-for-sale securities	[4]	60	1,140
Gross unrealized losses, available-for-sale securities	[4]	21,083	11,307
Fair value, available-for-sale securities	[4]	513,068	522,197
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	42,478	48,257
Gross unrealized gains, available-for-sale securities		32	71
Gross unrealized losses, available-for-sale securities		1,488	866
Fair value, available-for-sale securities		41,021	47,462
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	831,648	856,708
Gross unrealized gains, available-for-sale securities		4,867	5,157
Gross unrealized losses, available-for-sale securities		1,374	451
Fair value, available-for-sale securities		835,142	861,414
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,969,955	2,100,733
Gross unrealized gains, available-for-sale securities		23,011	13,024
Gross unrealized losses, available-for-sale securities		6,734	4,538
Fair value, available-for-sale securities		1,986,232	2,109,219
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[5]	970,628	1,005,209
Gross unrealized gains, available-for-sale securities	[5]	1,414	2,319
Gross unrealized losses, available-for-sale securities	[5]	942	1,581
Fair value, available-for-sale securities	[5]	971,100	1,005,947
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	2,998,706	2,050,107
Gross unrealized gains, held-to-maturity securities		668	2,574
Gross unrealized losses, held-to-maturity securities		264,655	137,573
Total		2,734,719	1,915,108
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	579,355	799,305
Gross unrealized gains, held-to-maturity securities		665	2,171
Gross unrealized losses, held-to-maturity securities		9,815	1,028
Total		570,205	800,448
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3],[6]	2,419,351	1,250,802
Gross unrealized gains, held-to-maturity securities	[6]	3	403
Gross unrealized losses, held-to-maturity securities	[6]	254,840	136,545
Total	[6]	¥ 2,164,514	¥ 1,114,660

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥0 million at September 30, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥5,637 million at March 31, 2023, and ¥11,930 million at September 30, 2023 and included in Accrued income.
[3]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2023 and September 30, 2023.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥522,166 million and ¥31 million, respectively, at March 31, 2023, and ¥513,041 million and ¥27 million, respectively, at September 30, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥330,365 million at March 31, 2023, and ¥231,937 million at September 30, 2023.
[6]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.